Other Current Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 20, 2024
Other Current Assets [Line Items]
Loss of fair value change | ¥	¥ 82,527
Short term investment | $		$ 1,806
Cheche Technology Inc., [Member]
Other Current Assets [Line Items]
Equity interests percentage			3.1645%